Corporate and group information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Corporate and group information
1.	Corporate and group information
ChipMOS TECHNOLOGIES INC. (the “Company” or “ChipMOS Taiwan”) was incorporated in the Republic of China (“ROC”) on July 28, 1997. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in the research, development, manufacturing and sale of high-integration and high-precision integrated circuits and related assembly and testing services. On April 11, 2014, the Company’s shares were listed on the Taiwan Stock Exchange (“TWSE”). On November 1, 2016, the Company’s American Depositary Shares (“ADSs”) was listed on the NASDAQ Global Select Market and traded under the ticker symbol “IMOS”.
As of November 30, 2016, the Board of Directors of the Company approved an agreement to form a joint-venture between the Company and Tsinghua Unigroup Ltd. (“Tsinghua Unigroup”). Under the joint-venture agreement, ChipMOS TECHNOLOGIES (BVI) LTD. (“ChipMOS BVI”), a wholly-owned subsidiary of ChipMOS Taiwan, sold 54.98% of the equity interests of its wholly-owned subsidiary, Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”) formerly known as ChipMOS TECHNOLOGIES (Shanghai) LTD. and renamed in July 2018, to a group led by Tsinghua Unigroup (“strategic investors”). After the consummation of such equity interest transfer, ChipMOS BVI owns 45.02% of the equity interests of Unimos Shanghai. The assets, liabilities and equity related to Unimos Shanghai were reclassified as held for sale and presented as discontinued operations for satisfying the definition of discontinued operations and disposed of in March 2017. Please see Note 20 for detailed information.